Deutsche Investment Management Americas Inc.
                                  One Beacon Street
                                  Boston, MA 02108

                                  October 1, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE: DWS Strategic High Yield Tax-Free Fund and DWS Managed Municipal Bond Fund (the "Funds"), each a series of DWS Municipal Trust. (the "Trust") (Reg. Nos. 2-57139, 811-02671)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Nos. 64 and 65 to the Trust's Registration Statement on Form N-1A (the "Amendments"), do not differ from that contained in the Amendments, which are the most recent Amendments to such Registration Statement and were filed electronically on September 28, 2009 and October 1, 2009, respectively.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.

                                 Very truly yours,


                                 /s/Thomas H. Connors

                                 Thomas H. Connors
                                 Director and Senior Counsel
                                 Deutsche Investment Management Americas Inc.



cc:      Thomas Hiller, Esq. / Ropes & Gray LLP